LONG TERM DEBT (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note payable				$ 100,000
Convertible promissory note payable				$ 45,000
Conversion percentage				4.99%
Description			One hundred eighty (180) days following the date of funding and thereafter, the note was convertible into common stock of the Company (“Common Stock”). The conversion price of the Note was 61% of the Market Price (as defined in the Note) for the Common Stock (a discount of 39%).
Accrued interest				$ 18,000
Closing fees				$ 40,000
Interest rate				10.00%
January 2021 [Member]
Note payable			$ 136,000
Conversion of shares into common stock			2,720,000
Promissory Note [Member]
Note payable		$ 100,000		$ 100,000	$ 100,000
Interest rate		18.00%		12.00%	12.00%
Debt maturity date				Dec. 31, 2020	Dec. 31, 2019
Convertible Promissory Note Payable [Member]
Convertible promissory note payable	$ 78,000			$ 78,000
Conversion percentage			4.99%
Description			One hundred eighty (180) days following the date of funding and thereafter, the note was convertible into common stock of the Company (“Common Stock”). The conversion price of the Note was 61% of the Market Price (as defined in the Note) for the Common Stock (a discount of 39%).
Accrued interest				3,000
Closing fees	$ 75,000
Interest rate	10.00%
Notes Payables [Member]
Note payable		$ 714,000	$ 556,000	$ 556,000	$ 714,000
Description			Subsequent to the end of fiscal 2020, the maturity on note payable to the related party was extended to a new 2-year term note payable bearing interest rate payable of 18% per annum with a maturity date of December 31, 2023. The note will pay monthly cash interest only in the first year (12 months) of note payable term. In the 2nd year, the note payable will be repaid with 12 monthly installment payments of interest and principal until fully repaid
Accrued interest			$ 535,021
Interest rate				18.00%	18.00%
Debt maturity date				Dec. 31, 2020	Dec. 31, 2019